Related Party Balances and Transactions (Details) - Schedule of Related Parties’ Transactions - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
a. Derivative products transactions
Continuing operations	$ (12,308,656)	$ (11,254,638)	$ (2,305,477)
b. Digital assets payables
Digital assets payables	22,854,211	6,200,109
c. Payables to customer
Payables to customer	10,393,665
dd. Other related parties payables
Other related parties’ payables		322,752
Derivative products entered with Antalpha [Member]
a. Derivative products transactions
Continuing operations	249,737,146	8,735,145
Derivative products expired to Antalpha [Member]
a. Derivative products transactions
Continuing operations	(255,937,255)	(2,533,106)
Derivative products entered with Mrs. Wang [Member]
a. Derivative products transactions
Continuing operations	4,768,863
Derivative products expired to Mrs. Wang [Member]
a. Derivative products transactions
Continuing operations	(4,727,321)
Derivative products entered with Ming Ni [Member]
a. Derivative products transactions
Continuing operations	60,743
Derivative products expired to Ming Ni [Member]
a. Derivative products transactions
Continuing operations	(60,743)
Derivative products entered with LSQ Investment Fund SPC - Next Generation Fund I SP [Member]
a. Derivative products transactions
Continuing operations	4,640,000
‣ Derivative products expired to LSQ Investment Fund SPC - Next Generation Fund I SP [Member]
a. Derivative products transactions
Continuing operations	(85,586)
Antalpha Technologies Limited [Member]
b. Digital assets payables
Digital assets payables	21,127,674	6,200,109
c. Payables to customer
Payables to customer	4,624,228
Mrs. Wang [Member]
b. Digital assets payables
Digital assets payables	1,726,537
c. Payables to customer
Payables to customer	496,899
Antpool Technologies Limited [Member]
c. Payables to customer
Payables to customer	91,101
LSQ Investment Fund SPC -Next Generation Fund I SP [Member]
c. Payables to customer
Payables to customer	5,181,437
Hangzhou Yuao Venture Capital Co., Ltd [Member]
a. Interest income derived from:
Interest income derived		80,294
b. Loan receivables – related parties
Loan receivables – related parties		2,245,200
Consideration on the disposal of business to Liqing Zheng and Yang Xu [Member]
c. Business transaction
Business transaction	1
HangZhou TianQi Network Technology Co. Ltd. [Member]
dd. Other related parties payables
Other related parties’ payables		46,696
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. [Member]
dd. Other related parties payables
Other related parties’ payables		205,070
Mangyue Sun [Member]
dd. Other related parties payables
Other related parties’ payables		23,662
Fang Qin [Member]
dd. Other related parties payables
Other related parties’ payables		$ 47,324